SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.31	$ 0.34	$ 0.46	$ 0.64
Options, outstanding	9,577,500	9,591,000	8,248,340	4,608,140
Options, exercisable	5,814,375
Options, unvested	3,763,125
Stock Option 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.33
Expiry date	15-Nov-24
Options, outstanding	100,000	0
Options, exercisable	12,500
Options, unvested	87,500
Stock Option 2
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.44
Expiry date	1-Nov-24
Options, outstanding	1,610,000	0
Options, exercisable	201,250
Options, unvested	1,408,750
Stock Option 3
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.20
Expiry date	29-Jul-24
Options, outstanding	1,565,000	0
Options, exercisable	391,250
Options, unvested	1,173,750
Stock Option 4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.21
Expiry date	1-Apr-24
Options, outstanding	500,000	0
Options, exercisable	187,500
Options, unvested	312,500
Stock Option 5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.65
Expiry date	14-Nov-23
Options, outstanding	0	200,000
Options, exercisable	0
Options, unvested	0
Stock Option 6
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.33
Expiry date	17-Oct-23
Options, outstanding	705,000	940,000
Options, exercisable	352,500
Options, unvested	352,500
Stock Option 7
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.26
Expiry date	10-Oct-23
Options, outstanding	0	550,000
Options, exercisable	0
Options, unvested	0
Stock Option 8
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.22
Expiry date	23-Jul-23
Options, outstanding	400,000	400,000
Options, exercisable	250,000
Options, unvested	150,000
Stock Option 9
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.31
Expiry date	1-May-23
Options, outstanding	150,000	200,000
Options, exercisable	112,500
Options, unvested	37,500
Stock Option 10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.28
Expiry date	6-Apr-23
Options, outstanding	862,500	1,225,000
Options, exercisable	646,875
Options, unvested	215,625
Stock Option 11
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.31
Expiry date	20-Feb-23
Options, outstanding	200,000	200,000
Options, exercisable	175,000
Options, unvested	25,000
Stock Option 12
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.35
Expiry date	1-Sep-22
Options, outstanding	980,000	1,250,000
Options, exercisable	980,000
Options, unvested	0
Stock Option 13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.33
Expiry date	12-Jun-22
Options, outstanding	805,000	1,225,000
Options, exercisable	805,000
Options, unvested	0
Stock Option 14
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.49
Expiry date	12-Jan-22
Options, outstanding	620,000	820,000
Options, exercisable	620,000
Options, unvested	0
Stock Option 15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.20
Expiry date	2-Jun-21
Options, outstanding	990,000	1,420,000
Options, exercisable	990,000
Options, unvested	0
Stock Option 16
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.50
Expiry date	22-Jun-20
Options, outstanding	30,000	311,000
Options, exercisable	30,000
Options, unvested	0
Stock Option 17
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.50
Expiry date	7-Apr-20
Options, outstanding	60,000	535,000
Options, exercisable	60,000
Options, unvested	0
Stock Option 18
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.65
Expiry date	1-May-19
Options, outstanding	0	315,000
Options, exercisable	0
Options, unvested	0